Provisions - Summary of Activity for Provision for Warranty and Other Provisions (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of other provisions [line items]
Balance at the beginning of the year	₨ 1,971	₨ 2,549
Additional provision during the year	804	1,067
Utilized/written-back during the year	(854)	(1,649)
Translation adjustment	10	4
Balance at the end of the year	1,931	1,971
Provision for warranty [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	217	456
Additional provision during the year	207	151
Utilized/written-back during the year	(217)	(390)
Translation adjustment	0	0
Balance at the end of the year	207	217
Provision for onerous contracts [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	1,599	1,590
Additional provision during the year	597	916
Utilized/written-back during the year	(624)	(911)
Translation adjustment	10	4
Balance at the end of the year	1,582	1,599
Other provisions [member]
Disclosure of other provisions [line items]
Balance at the beginning of the year	155	503
Additional provision during the year	0	0
Utilized/written-back during the year	(13)	(348)
Translation adjustment	0	0
Balance at the end of the year	₨ 142	₨ 155